Condensed Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net Income	$ 78	$ 84	$ 385	$ 293	$ 249
Other Comprehensive Income (Loss), Net of Tax:
Foreign Currency Translation Adjustments	17	22	8	(60)	71
Unrealized Gain (Loss) on Derivatives	4	(1)	1	(2)
Unrealized Gain (Loss) on Interest Rate Swaps, Net			32	(11)
Net Foreign Currency Translation Adjustments	21	21
Unrealized Gain (Loss) on Minimum Pension Liability, Net			2	(4)	3
Comprehensive Income, Net of Tax	$ 99	$ 105	$ 428	$ 216	$ 323